UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09401

Name of Fund: The BlackRock Strategic Municipal Trust (BSD)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2015

Date of reporting period: 07/31/2014

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2014 (Unaudited)	BlackRock Strategic Municipal Trust (BSD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 2.4%
County of Jefferson Alabama, RB, Limited Obligation School, Series A, 5.25%, 1/01/19	$465	$469,139
County of Jefferson Alabama Sewer, Refunding RB, Sub-Lien, Series D, 7.00%, 10/01/51	1,115	1,303,613
State of Alabama Docks Department, Refunding RB, 6.00%, 10/01/40	655	752,916
		882,525,668

Alaska — 0.9%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A:
4.63%, 6/01/23	575	536,308
5.00%, 6/01/46	530	393,292
		929,600

Arizona — 1.0%
Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/37	1,000	1,091,530

California — 9.8%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge, Series F-1, 5.63%, 4/01/19 (a)	720	867,262
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 8/15/42	1,010	1,208,869
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 7/01/33	400	439,176
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, Series A, S/F:
5.25%, 8/15/39	45	48,001
5.25%, 8/15/49	115	122,044
California Pollution Control Financing Authority, RB (b):
County of San Diego California Water Authority Desalination Project Pipeline, 5.00%, 11/21/45	390	394,781
Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 7/01/37	325	334,402

Municipal Bonds	Par (000)	Value

California (concluded)
California Pollution Control Financing Authority, RB (b) (concluded):
Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45	$475	$486,866
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A:
5.25%, 5/15/39	250	283,930
Senior, 5.00%, 5/15/40	1,875	2,053,462
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/38	110	124,498
County of Stanislaus California Tobacco Securitization Agency, RB, CAB, Sub-Series C, 0.00%, 6/01/55 (c)	3,095	39,214
San Diego Community College District California, GO, Election of 2006, 5.00%, 8/01/43	340	379,919
State of California, GO, Various Purposes:
6.00%, 3/01/33	800	959,816
6.50%, 4/01/33	650	790,693
State of California Public Works Board, LRB:
Department of Corrections & Rehabilitation, Series F, 5.25%, 9/01/33	915	1,046,302
Series I, 5.00%, 11/01/38	240	263,254
Sub-Series I-1, 6.38%, 11/01/34	375	452,205
		810,294,694

Colorado — 1.5%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiative, Series A, 5.50%, 7/01/34	680	774,500
Park Creek Metropolitan District, Refunding RB, Senior Limited Property Tax, 5.50%, 12/01/37	440	445,298

BlackRock Strategic Municipal Trust	July 31, 2014	1

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Colorado (concluded)
Regional Transportation District, COP, Refunding, Series A, 5.38%, 6/01/31	$320	$350,422
		881,570,220

Delaware — 2.1%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	820	902,762
Delaware State EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	1,210	1,273,041
		2,175,803

District of Columbia — 3.3%
District of Columbia, Tax Allocation Bonds, City Market at O Street Project, 5.13%, 6/01/41	690	723,355
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, 6.50%, 5/15/33	1,340	1,482,402
Metropolitan Washington Airports Authority, Refunding RB, Dulles Toll Road, 1st Senior Lien, Series A:
5.00%, 10/01/39	160	169,846
5.25%, 10/01/44	1,000	1,074,670
		3,450,273

Florida — 4.4%
County of Hillsborough Florida IDA, RB, National Gypsum Co., Series A, AMT, 7.13%, 4/01/30	1,500	1,503,105
County of Tampa-Hillsborough Florida Expressway Authority, Refunding RB, Series A, 5.00%, 7/01/37	195	209,896
Miami Beach Health Facilities Authority, RB, Mount Sinai Medical Center Florida, 6.75%, 11/15/21	925	940,651
Mid-Bay Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/40	950	1,138,699

Municipal Bonds	Par (000)	Value

Florida (concluded)
Village Community Development District No. 10, Special Assessment Bonds, 5.13%, 5/01/43	$785	$785,188
		884,577,539

Georgia — 1.4%
DeKalb Private Hospital Authority, Refunding RB, Children's Healthcare, 5.25%, 11/15/39	265	297,402
Metropolitan Atlanta Rapid Transit Authority, RB, Sales Tax, 3rd Indenture, Series A, 5.00%, 7/01/39	1,095	1,220,432
		1,517,834

Hawaii — 0.4%
State of Hawaii Harbor System, RB, Series A, 5.25%, 7/01/30	425	470,887

Illinois — 21.2%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien:
Series A, 5.63%, 1/01/35	800	893,024
Series A, 5.75%, 1/01/39	1,500	1,687,830
Series C, 6.50%, 1/01/41	1,855	2,219,322
City of Chicago Illinois, GO, Project, Series A:
5.00%, 1/01/34	1,000	1,016,060
Refunding, 5.25%, 1/01/32	1,000	1,046,070
City of Chicago Illinois, Refunding RB, Sales Tax, Series A, 5.25%, 1/01/38	260	278,431
City of Chicago Illinois Board of Education, GO, Series A, 5.25%, 12/01/41	1,400	1,418,592
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	330	357,502
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien Project, 5.00%, 11/01/42	1,415	1,478,095
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	245	273,783
Illinois Finance Authority, Refunding RB:
Ascension Health, Series A, 5.00%, 11/15/37	305	329,101
Central Dupage Health, Series B, 5.50%, 11/01/39	2,500	2,794,950

BlackRock Strategic Municipal Trust	July 31, 2014	2

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Illinois (concluded)
Illinois Finance Authority, Refunding RB (concluded):
Friendship Village Schaumburg, Series A, 5.63%, 2/15/37	$145	$137,255
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 1/01/38	730	793,671
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
CAB, Series B (AGM), 0.00%, 6/15/44 (c)	2,980	652,441
Series B (AGM), 5.00%, 6/15/50	1,280	1,330,342
Series B-2, 5.00%, 6/15/50	785	815,686
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	175	203,577
6.00%, 6/01/28	940	1,094,085
State of Illinois, GO:
5.00%, 2/01/39	480	483,610
Series A, 5.00%, 4/01/35	1,000	1,017,530
Series A, 5.00%, 4/01/38	1,135	1,146,055
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	200	221,230
University of Illinois, RB, Auxiliary Facilities System, Series A:
5.00%, 4/01/39	250	270,910
5.00%, 4/01/44	310	334,636
		822,293,788

Indiana — 5.5%
Carmel Redevelopment Authority, Refunding RB, Multipurpose, Series A, 4.00%, 2/01/38	295	299,242
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 1/01/34	245	272,496
7.00%, 1/01/44	1,090	1,215,219
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	1,020	1,131,547
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/44	140	144,673

Municipal Bonds	Par (000)	Value

Indiana (concluded)
Indiana Finance Authority, RB, Series A (concluded):
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/48	$465	$479,490
Sisters of St. Francis Health Services, 5.25%, 11/01/39	270	287,269
Indiana Health Facility Financing Authority, Refunding RB, Methodist Hospital, Inc., 5.38%, 9/15/22	1,060	1,061,463
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	350	395,441
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 1/15/40	400	437,756
		885,724,596

Iowa — 2.9%
Iowa Finance Authority, RB, Midwestern Disaster Area, Alcoa, Inc. Project, 4.75%, 8/01/42	365	364,047
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project:
5.00%, 12/01/19	300	315,369
5.50%, 12/01/22	730	761,171
5.25%, 12/01/25	145	152,820
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	485	511,913
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed, Series C, 5.63%, 6/01/46	1,145	946,251
		3,051,571

Kentucky — 3.8%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	310	336,759
Kentucky Economic Development Finance Authority, Refunding RB, Norton Healthcare, Inc., Series B (NPFGC), 0.00%, 10/01/24 (c)	5,000	3,418,550

BlackRock Strategic Municipal Trust	July 31, 2014	3

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Kentucky (concluded)
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 6.75%, 7/01/43 (d)	$375	$240,908
		883,996,217

Louisiana — 2.6%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	1,055	1,211,119
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 5/15/30	320	350,099
5.25%, 5/15/31	270	289,710
5.25%, 5/15/32	345	366,711
5.25%, 5/15/33	375	396,817
5.25%, 5/15/35	160	170,029
		2,784,485

Maryland — 1.9%
Maryland EDC, RB, Transportation Facilities Project, Series A,5.75%, 6/01/35	135	143,457
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	1,000	1,091,660
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community Project, 6.25%, 1/01/41	690	755,012
		1,990,129

Massachusetts — 2.0%
Massachusetts Development Finance Agency, Refunding RB, Covanta Energy Project, Series C, AMT, 5.25%, 11/01/42	445	450,060
Massachusetts Water Resources Authority, Refunding RB, Series A, 5.00%, 8/01/41	1,500	1,602,450
		2,052,510

Michigan — 4.9%
City of Detroit Michigan, Refunding RB, Sewage Disposal System, Senior Lien, Series A:
5.00%, 7/01/32	495	480,719

Municipal Bonds	Par (000)	Value

Michigan (concluded)
City of Detroit Michigan, Refunding RB, Sewage Disposal System, Senior Lien, Series A (concluded):
5.25%, 7/01/39	$1,925	$1,885,614
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 7/01/41	465	539,949
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.50%, 5/15/36	435	463,993
Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health System, Series A, 5.25%, 11/15/46	500	506,600
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (a)	1,000	1,289,790
		885,166,665

Missouri — 0.5%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	80	87,564
State of Missouri Health & Educational Facilities Authority, RB, Senior Living Facilities, Lutheran Senior Services, 5.50%, 2/01/42	330	346,414
State of Missouri Health & Educational Facilities Authority, Refunding RB, St. Louis College of Pharmacy Project, 5.50%, 5/01/43	80	86,027
		520,005

Nebraska — 1.5%
Central Plains Nebraska Energy Project, RB, Gas Project No. 3:
5.25%, 9/01/37	260	278,356
5.00%, 9/01/42	455	476,221

BlackRock Strategic Municipal Trust	July 31, 2014	4

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Nebraska (concluded)
County of Douglas Nebraska Hospital Authority No. 2, Refunding RB, Health Facilities, Immanuel Obligation Group, 5.63%, 1/01/40	$720	$774,994
		1,529,571

Nevada — 0.9%
County of Clark Nevada, Refunding RB, Alexander Dawson School Nevada Project, 5.00%, 5/15/29	880	929,650

New Jersey — 7.7%
County of Middlesex New Jersey Improvement Authority, RB, Heldrich Center Hotel, Sub-Series B, 6.25%, 1/01/37 (e)(f)	645	32,895
New Jersey EDA, RB, AMT:
Continental Airlines, Inc. Project, 5.13%, 9/15/23	1,090	1,138,799
Continental Airlines, Inc. Project, 5.25%, 9/15/29	145	149,394
Private Activity Bond, The Goethals Bridge Replacement Project, 5.38%, 1/01/43	500	530,425
New Jersey EDA, Refunding, Special Assessment Bonds, Kapkowski Road Landfill Project, 5.75%, 4/01/31	705	764,678
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 1/01/43	1,625	1,756,040
Series E, 5.25%, 1/01/40	1,355	1,501,326
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, 5.50%, 6/15/41	575	636,905
Series B, 5.25%, 6/15/36	775	842,859
Rutgers - The State University of New Jersey, Refunding RB, Series L, 5.00%, 5/01/43	165	183,114
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series 1A, 4.50%, 6/01/23	540	529,594
		888,066,029

New York — 10.0%
Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A, 7.00%, 5/01/35 (e)(f)	315	47,269

Municipal Bonds	Par (000)	Value

New York (concluded)
City of New York New York Industrial Development Agency, ARB, AMT:
American Airlines, Inc., JFK International Airport, 7.75%, 8/01/31 (g)	$3,000	$3,311,670
British Airways PLC Project, 7.63%, 12/01/32	1,000	1,005,200
City of New York New York Transitional Finance Authority, RB, Future Tax Secured Bonds, Fiscal 2012, Sub-Series E-1, 5.00%, 2/01/42	770	839,777
County of Westchester Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	494	524,599
Metropolitan Transportation Authority, RB, Series B, 5.25%, 11/15/38	750	840,120
New York Liberty Development Corp., Refunding RB, 2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	385	423,866
New York State Dormitory Authority, RB, Series F, 5.00%, 3/15/35	2,145	2,199,290
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42	330	333,752
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8:
6.00%, 12/01/36	410	472,906
6.00%, 12/01/42	395	453,176
		810,451,625

North Carolina — 0.7%
North Carolina Medical Care Commission, RB, Health Care Facilities, Duke University Health System, Series A, 5.00%, 6/01/42	440	485,875

BlackRock Strategic Municipal Trust	July 31, 2014	5

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

North Carolina (concluded)
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 3/01/41	$185	$205,135
		691,010

Ohio — 2.1%
County of Franklin Ohio, RB, Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 7/01/40	210	223,866
County of Montgomery Ohio, Refunding RB, Catholic Health, Series A, 5.00%, 5/01/39	885	919,391
State of Ohio, RB, Ford Motor Co. Project, AMT, 5.75%, 4/01/35	1,000	1,021,680
		882,164,937

Oregon — 0.7%
State of Oregon Facilities Authority, RB, Student Housing, CHF-Ashland, Southern Oregon University Project, 5.00%, 7/01/44	715	754,146

Pennsylvania — 1.3%
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 7/01/42	385	389,512
Pennsylvania Economic Development Financing Authority, RB, Aqua Pennsylvania, Inc. Project, Series B, 5.00%, 11/15/40	600	640,092
State of Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	345	377,927
		1,407,531

South Carolina — 2.3%
South Carolina State Ports Authority, RB, 5.25%, 7/01/40	1,040	1,122,056

Municipal Bonds	Par (000)	Value

South Carolina (concluded)
State of South Carolina Public Service Authority, RB, Series A, 5.50%, 12/01/54	$1,125	$1,245,577
		2,367,633

Tennessee — 1.7%
City of Chattanooga Tennessee Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	430	467,118
County of Shelby Health Educational & Housing Facilities Board, Refunding RB, St. Jude's Childrens Research Hospital, 5.00%, 7/01/31	1,270	1,342,009
		1,809,127

Texas — 14.0%
Brazos River Authority, RB, TXU Electric, Series A, AMT, 8.25%, 10/01/30 (e)(f)	730	67,525
Central Texas Regional Mobility Authority, Refunding RB:
Senior Lien, 6.25%, 1/01/46	680	763,150
Sub-Lien, 5.00%, 1/01/33	115	119,683
Sub-Lien, 5.00%, 1/01/42	100	102,656
City of Dallas Texas Waterworks & Sewer System, Refunding RB, 5.00%, 10/01/35	475	537,980
City of Houston Texas Airport System, Refunding ARB:
Senior Lien, Series A, 5.50%, 7/01/39	485	548,739
United Airlines, Inc. Terminal E Project, AMT, 4.75%, 7/01/24	170	174,886
United Airlines, Inc. Terminal E Project, AMT, 5.00%, 7/01/29	135	136,246
City of Houston Texas Utility System, Refunding RB, Combined 1st Lien, Series A (AGC), 6.00%, 11/15/35	2,730	883,205,184
Clifton Higher Education Finance Corp., RB, Idea Public Schools, 6.00%, 8/15/43	230	263,474
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 1/01/48	145	160,931

BlackRock Strategic Municipal Trust	July 31, 2014	6

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Texas (concluded)
County of Harris Texas-Houston Sports Authority, Refunding RB, CAB, Senior Lien, Series A (NPFGC), 0.00%, 11/15/38 (c)	$4,750	$1,197,713
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Projects, Series A, 0.00%, 9/15/37 (c)	4,935	1,658,160
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 8/15/45	1,270	1,519,276
La Joya Independent School District, GO, Refunding, Unlimited Tax, 4.00%, 2/15/32	1,400	1,473,738
La Vernia Higher Education Finance Corp., RB, Kipp, Inc., Series A, 6.38%, 8/15/44	500	558,530
North Texas Tollway Authority, RB, CAB, Special Project System, Series B, 0.00%, 9/01/37 (c)	640	191,040
North Texas Tollway Authority, Refunding RB, 2nd Tier System, Series F, 6.13%, 1/01/31	1,025	1,087,166
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	500	593,805
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	275	322,825
		814,682,707

Virginia — 5.8%
County of Fairfax Virginia EDA, Refunding RB, Goodwin House, Inc., 5.13%, 10/01/42	1,000	1,024,720
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	2,500	2,773,025
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT:
5.25%, 1/01/32	250	267,360

Municipal Bonds	Par (000)	Value

Virginia (concluded)
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT (concluded):
6.00%, 1/01/37	$1,845	$2,057,433
		6,122,538

Washington — 0.8%
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 1/01/45	715	805,276

Wisconsin — 2.0%
Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series A, 5.00%, 11/15/31	2,000	2,134,460

Wyoming — 1.6%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project, Remarketing, 5.25%, 7/15/26	975	1,063,179
Wyoming Municipal Power Agency, Inc., RB, Series A:
5.00%, 1/01/42	95	98,341
5.38%, 1/01/42	500	552,315
		1,713,835

Total Municipal Bonds — 125.6%		131,814,089

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (h)

Alabama — 0.8%
City of Birmingham Alabama Special Care Facilities Financing Authority, Refunding RB, Ascension Health, Senior Credit, Series C-2, 5.00%, 11/15/36	760	798,035

California — 5.4%
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39 (i)	855	964,526
City & County of San Francisco California Public Utilities Commission, RB, Series B, 5.00%, 11/01/39	2,970	3,302,848

BlackRock Strategic Municipal Trust	July 31, 2014	7

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (h)	Par (000)	Value

California (concluded)
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	$740	$818,003
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	553	637,425
		885,722,802

Colorado — 2.0%
Colorado Health Facilities Authority, RB, Catholic Health (AGM):
Series C-3, 5.10%, 10/01/41	1,210	1,260,917
Series C-7, 5.00%, 9/01/36	780	812,939
		2,073,856

Connecticut — 3.2%
Connecticut State Health & Educational Facility Authority, RB, Yale University:
Series T-1, 4.70%, 7/01/29	1,580	1,722,473
Series X-3, 4.85%, 7/01/37	1,541	1,674,414
		3,396,887

Massachusetts — 0.7%
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	720	796,892

New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/39 (i)	645	732,471

New York — 6.8%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 6/15/40	510	583,345
Hudson Yards Infrastructure Corp., RB, Senior Bond, Fiscal 2012, Series A, 5.75%, 2/15/47 (i)	500	568,768
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated, 5.25%, 12/15/43	3,375	3,718,845

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (h)	Par (000)	Value

New York (concluded)
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (i)	$2,030	$2,275,711
		7,146,669

Texas — 5.3%
City of San Antonio Texas Public Service Board, RB, Electric & Gas Systems, Junior Lien, 5.00%, 2/01/43	780	855,161
County of Harris Texas, RB, Senior Lien, Toll Road, Series A, 5.00%, 8/15/38 (i)	2,142	2,385,585
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	1,080	1,188,691
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 8/15/43	975	1,092,866
		5,522,303

Utah — 1.2%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	1,154	1,227,587

Virginia — 1.9%
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	1,785	1,979,496

Washington — 3.5%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/32	900	990,611
State of Washington, GO, Various Purposes, Series E, 5.00%, 2/01/34	2,400	2,692,488
		3,683,099

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 31.5%		33,080,097

Total Long-Term Investments (Cost — $153,867,419) — 157.1%		164,894,186

BlackRock Strategic Municipal Trust	July 31, 2014	8

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD)
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
FFI Institutional Tax-Exempt Fund, 0.03% (j)(k)	584,601	$888,584,601

Total Short-Term Securities (Cost — $584,601) — 0.6%	584,601

Total Investments (Cost — $154,452,020*) — 157.7%	165,478,787
Other Assets Less Liabilities — 1.6%	1,670,323
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (18.4%)	(19,312,012)
VMTP Shares, at Liquidation Value — (40.9%)	(42,900,000)
Net Assets Applicable to Common Shares — 100.0%	$104,937,098

*	As of July 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$135,477,930

Gross unrealized appreciation	$12,854,261
Gross unrealized depreciation	(2,161,954)

Net unrealized appreciation	$10,692,307

Notes to Schedule of Investments
(a)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Zero-coupon bond.
(d)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(e)	Non-income producing security.
(f)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(g)	Variable rate security. Rate shown is as of report date.
(h)	Represent bonds transferred to a TOB. In exchange for which the Trust received cash and residual interest certificates. These bonds serve as collateral in a financing transaction.
(i)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire from Octover 1, 2016 to February 15, 2031 is $4,041,634.
(j)	Investments in issuers considered to be an affiliate of the Trust during the period ended July 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2014	Net Activity	Shares Held at July 31, 2014	Income

FFI Institutional Tax-Exempt Fund	2,167,802	(1,583,201)	584,601	$86

(k)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
COP	Certificates of Participation

BlackRock Strategic Municipal Trust	July 31, 2014	9

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD)

EDA	Economic Development Authority
EDC	Economic Development Corp.
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
IDA	Industrial Development Authority
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

•	Financial futures contracts outstanding as of July 31, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation

(83)	10-Year U.S. Treasury Note	Chicago Board of Trade	September 2014	$10,342,578	$89,368

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and derivative financial instruments, please refer to the Trust's most recent financial statements as contained in its annual report.

The following tables summarize the Trust's investments and derivative financial instruments categorized in the disclosure hierarchy as of July 31, 2014:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	—	$164,894,186	—	$164,894,186
Short-Term Securities	$584,601	—	—	584,601

Total	$584,601	$164,894,186	—	$165,478,787

[1]	See above Schedule of Investments for values in each state or political sub-division.

BlackRock Strategic Municipal Trust	July 31, 2014	10

Schedule of Investments (concluded)	BlackRock Strategic Municipal Trust (BSD)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$89,368	—	—	$89,368

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash pledged for financial futures contracts	$151,000	—	—	$151,000
Liabilities:
TOB trust certificates	—	$(19,308,550)	—	(19,308,550)
VMTP Shares	—	(42,900,000)	—	(42,900,000)

Total	$151,000	$(62,208,550)	—	$(62,057,550)

There were no transfers between levels during the period ended July 31, 2014.

BlackRock Strategic Municipal Trust	July 31, 2014	11

Item 2 – Controls and Procedures

2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The BlackRock Strategic Municipal Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
The BlackRock Strategic Municipal Trust

Date: September 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
The BlackRock Strategic Municipal Trust

Date: September 25, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
The BlackRock Strategic Municipal Trust

Date: September 25, 2014